Offerings - Offering: 1	Mar. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	154.42
Maximum Aggregate Offering Price	$ 463,260,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 70,925.11
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall be deemed to cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”), of Guidewire Software, Inc. (the “Registrant”) that may become issuable under the Registrant’s 2024 Employee Stock Purchase Plan (the “Plan”) from time to time by reason of any stock split, stock dividend, recapitalization or similar transaction.

(2)	Represents 3,000,000 shares of Common Stock available for future issuance under the Plan.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act on the basis of 85% of $181.67 per share, which represents the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on March 7, 2025. Pursuant to the Plan, the purchase price per share of the shares of Common Stock reserved for issuance thereunder will be equal to 85% of the lesser of the closing sales price of the stock on the first trading day of the offering period or on the last trading day of each purchase period.

(4)	The Registrant does not have any fee offsets.